COMMITMENTS, CONTINGENCIES AND LITIGATION -Credit Agreement (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Borrowing capacity	$ 14,856	$ 33,671
Term Loan
Line of Credit Facility [Line Items]
Outstanding principal balance	$ 287,457	$ 288,994	$ 290,608
Interest rate	6.00%	6.00%
Revolving credit facility
Line of Credit Facility [Line Items]
Outstanding principal balance	$ 31,000	$ 10,000
Letters of credit issued with proceeds from revolving credit facility	$ 4,144	$ 6,329
Interest rate	4.70%	4.70%